Leases - Leasing in the consolidated statements of income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation on right-of-use assets	€ 675,526	€ 700,671	€ 746,471
Impairments on right-of-use assets	57,226	25,486	27,646
Expenses relating to short-term leases	53,057	59,327	52,420
Expenses relating to leases of low-value assets	20,104	22,188	17,421
Expenses relating to variable lease payments	6,343	10,465	13,803
Income from subleasing right-of-use assets	3,957	3,655	3,340
Interest expense on lease liabilities	€ 148,420	€ 148,789	€ 151,317